UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.  20549

                                          FORM 13F

Report for the Calendar Year or Quarter Ended:   September 30, 2006

Check here if Amendment [ ]    Amendment Number:  _________
           This Amendment: [ ]   is a restatement.
                           [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mallette Capital Master Fund Ltd.
Address:  800 Third Avenue
          9th Floor
          New York, New York  10022

Form 13F File Number:  028-11781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Quinterol J. Mallette, MD
Title:     Director
Phone:     212-300-2259

Signature, Place, and Date of Signing:

/s/ Quinterol J. Mallette, MD	New York, NY	November 14, 2006
     [Signature]	 	[City, State]        [Date]


Report Type:

[ ] 13F HOLDINGS REPORT
[X] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
028-11779               Mallette Capital Management Inc.